Restructurings and Impairments	24 Months Ended
Oct. 31, 2012
Restructurings and Impairments

2. Restructurings and Impairments

Restructuring charges recorded are based on restructuring plans that have been committed to by management and are, in part, based upon management’s best estimates of future events. Changes to the estimates may require future adjustments to the restructuring liabilities.

In 2012 and 2011, the Company recognized $108 million and $92 million of restructuring charges, respectively, of which $107 million and $82 million are included in Restructuring charges and $1 million and $10 million are included in Loss from discontinued operations, net of tax. The 2012 charges primarily consist of $73 million related to cost-reduction initiatives and $23 million related to the consolidation of our truck and engine engineering operations as well as the relocation of our world headquarters (“Engineering Integration”). The 2011 charges primarily consisted of $58 million related to charges for the restructuring and rationalization of our North American manufacturing operations and $29 million related to Engineering Integration. In 2010, the Company recognized $15 million of restructuring benefits primarily related to the settlement of certain contractual costs related to 2009 restructuring activity at our IEP and ICC locations.

Cost-Reductions and Other Strategic Initiatives

In the fourth quarter of 2012, we announced actions to control spending across the Company with targeted reductions of certain costs. In addition to the expected integration synergies resulting from ongoing efforts to consolidate our truck and engine engineering operations, as well as the relocation of our world headquarters to Lisle, Illinois, we are focusing on continued reductions in discretionary spending, including but not limited to reductions from efficiencies, and prioritizing or eliminating certain programs or projects.

We continue to evaluate options to improve the efficiency and performance of our operations. Our focus is on improving our core North American Truck, Engine and Parts performance. We are evaluating opportunities to restructure our business and rationalize our manufacturing operations in an effort to optimize our cost structure, which could include, among other actions, additional rationalization of our manufacturing operations and/or divesting of non-core businesses. These actions could result in additional restructuring and other related charges during fiscal 2013, including but not limited to, impairments, employee termination costs and charges for pension and other postretirement contractual benefits and pension curtailments, and these charges could be significant.

Voluntary separation program and reduction in force

In the fourth quarter of 2012, the Company offered the majority of our U.S.-based non-represented salaried employees the opportunity to apply for a voluntary separation program (“VSP”). Along with the employees who chose to participate in the VSP, we used attrition and an involuntary reduction in force to eliminate additional positions in order to meet our targeted reductions goal. In addition to these actions in the U.S., our Brazilian operations utilized an involuntary reduction in force to eliminate positions. As a result of these actions and charges related to the elimination of certain executive positions, the Company recognized restructuring charges of $73 million. The restructuring charges consisted of $66 million in personnel costs for employee termination and related benefits and $7 million of charges for pension and other postretirement contractual termination benefits. The Company expects the restructuring charges, excluding other postretirement costs, will be paid over the next year.

Engineering Integration

In the first quarter of 2011, the Company committed to a consolidation of the truck and engine engineering operations as well as the relocation of our world headquarters. The Company is utilizing proceeds from an October 2010 loan agreement related to tax exempt bonds to finance the relocation of the Company’s world headquarters and engineering center, the expansion of an existing warehouse facility, and the development of certain industrial facilities to assist with the consolidation of certain operations. In the first quarter of 2011, the Company finalized the purchase of the property and buildings for the consolidation of the truck and engine engineering operations, as well as the relocation of our world headquarters.

In the fourth quarter of 2010, our United Automobile, Aerospace and Agricultural Implement Workers of America (“UAW”) represented employees ratified a new four-year labor agreement that replaced the prior contract that expired October 1, 2010. The new contract allows the Company additional flexibility in manufacturing decisions and includes provisions for the wind-down of UAW positions at our Fort Wayne facility. As a result of the contract ratification and planned wind-down of UAW positions at our Fort Wayne facility, the Truck segment recognized $9 million of restructuring charges in the fourth quarter of 2010. The restructuring charges consisted of $5 million in personnel costs for employee termination and related benefits and $4 million of charges for pension and other postretirement contractual termination benefits.

In the first quarter of 2011, the Company committed to a plan to wind-down and transfer certain operations at the Fort Wayne facility. As a result of the restructuring activities, the Truck segment has recognized $34 million of restructuring charges to date, of which $5 million was recognized during the year ended October 31, 2012, and $29 million was recognized during the year ended October 31, 2011. To date, the restructuring charges consist of $12 million in personnel costs for employee termination and related benefits, $4 million of charges for pension and other postretirement contractual termination benefits, and $18 million of employee relocation costs.

In the second quarter of 2012, the Company vacated the premises of its former world headquarters in Warrenville, Illinois and recorded a charge of $16 million, consisting of $19 million for the recognition of the fair value of the lease vacancy obligation, partially offset by $3 million for the reversal of deferred rent expense. This charge was recorded in Corporate and recognized in Restructuring charges. The cash payments associated with the lease vacancy obligation are expected to be completed by the end of 2016.

North American Manufacturing Restructuring Activities and Impairments of Intangible Assets

The Company continues to evaluate opportunities to restructure and rationalize its manufacturing operations in an effort to optimize the cost structure. In the third quarter of 2011, the Company committed to plans for the restructuring of certain North American manufacturing operations, including the closure of its Chatham, Ontario heavy truck plant and actions related to Workhorse Custom Chassis (“WCC”) and the Monaco recreational vehicle business (“Monaco”) recreational vehicles operations (collectively “Custom Products”). In the fourth quarter of 2012, the Company announced its plan to cease operations and close its Garland, Texas truck manufacturing operations (the “Garland Facility”) in the first half of 2013. In the first quarter of 2013, the Company’s Consolidated statements of operations were restated to reflect the operating results of WCC and certain operating results of Monaco as discontinued operations. For more information, see Note 22, Discontinued Operations.

Chatham restructuring activities and impairment of property and equipment

In the third quarter of 2011, the Company committed to close its Chatham, Ontario heavy truck plant, which had been idled since June 2009 due to an inability to reach a collective bargaining agreement with the Canadian Auto Workers (“CAW”). Under the Company’s flexible manufacturing strategy, products previously built in Chatham were transitioned to other assembly plants in North America. The commitment to close the plant was also driven by economic, industry, and operational conditions that rendered the plant uncompetitive. As a result of the restructuring activities, the Truck segment has recognized $50 million of restructuring charges since these actions were commenced, substantially all of which were recognized during the third quarter of 2011. Restructuring charges to date consist of $8 million in personnel costs for employee termination and related benefits, $34 million of charges for pension and other postretirement statutory and contractual termination benefits and related charges, and $8 million of other costs. Ultimate pension and postretirement costs and termination benefits are subject to employee negotiation and acceptance rates. We anticipate additional charges of $30 million to $70 million in future periods. We expect the restructuring charges, excluding pension and other postretirement costs, will be paid over the next year.

In the third quarter of 2011, the Truck segment recognized $8 million of charges for impairments of property and equipment at our Chatham facility. The closure of the facility permanently eliminated future operating cash flows associated with that property and equipment and its carrying values were determined to not be fully recoverable. We utilized the cost approach and market approach to determine the fair value of certain assets within the asset group. The impairment charges reflect the impact of the restructuring activities and closure of the Chatham facility.

Custom Products restructuring activities and impairment of intangible assets

In the third quarter of 2011, the Company committed to a restructuring plan of Custom Products, including the closure of the Union City, Indiana chassis facility and the wind-down and transfer of certain operations at the RV motor coach plant in Coburg, Oregon. In the second quarter of 2012, the Company decided to discontinue accepting orders for its WCC business, and in the fourth quarter of 2012, completed a series of transactions that resulted in ceasing production of the WCC operations.

As a result of these restructuring activities relating to Custom Products, the Truck segment recognized $11 million of restructuring charges, substantially all of which were recognized in 2011. To date, the restructuring charges consisted of $7 million in personnel costs for employee termination and related benefits, $2 million of charges due to a curtailment of other postretirement employee benefit plan and postretirement contractual termination benefits and $2 million of other costs. The Company expects the remaining restructuring charges, excluding other postretirement costs, will be paid in 2013.

In the third quarter of 2011, the Company recognized $51 million of charges for impairments of intangible assets, primarily customer relationships and trade names, associated with the WCC asset group in Loss from discontinued operations, net of tax. The asset group was reviewed for recoverability by comparing the carrying value to estimated future undiscounted cash flows and those carrying values were determined to not be fully recoverable. We utilized the income and market approaches to determine the fair value of the asset group. The impairment charges for the asset group reflected market deterioration and reduction in demand below previously anticipated levels.

As a result of the decision in the second quarter of 2012 to idle the WCC business, the WCC asset group was again reviewed in the second quarter of 2012 for recoverability and determined not to be recoverable. We determined that the remaining intangible asset balances were fully impaired, and the Company recognized asset impairment charges of $28 million in Loss from discontinued operations, net of tax. In addition, the Parts segment recognized a charge of $10 million for the impairment of certain intangible assets of the parts distribution operations related to the WCC business.

Garland plant closure

In the fourth quarter of 2012, the Company committed to cease operations and close its Garland Facility. Beginning in early 2013, the Company will transition truck volumes being produced at the Garland Facility to other North America operations that produce similar models.

In the fourth quarter of 2012 as a result of the planned closure of the Garland Facility, the Truck segment has recognized $4 million of restructuring charges, consisting of charges related to employee separation benefits. We anticipate additional charges of $30 million to $50 million in 2013. We expect the restructuring charges relating to employee separation benefits will be paid over the next year.

Restructuring Liability

The following tables summarize the activity in the restructuring liability for the years ended October 31, 2012 and 2011, which includes amounts related to discontinued operations and excludes pension and other postretirement contractual termination benefits charges and the pension curtailment:

(in millions)	Balance at October 31, 2011	Additions	Payments	Adjustments	Balance at October 31, 2012
Employee termination charges	$31	$73	$(30)	$(2)	$72
Employee relocation costs	—	8	(8)	—	—
Lease vacancy	—	19	(4)	2	17
Other	8	11	(17)	(2)	—

Restructuring liability	$39	$111	$(59)	$(2)	$89

(in millions)	Balance at October 31, 2010	Additions	Payments	Adjustments	Balance at October 31, 2011
Employee termination charges	$5	$31	$(5)	$—	$31
Employee relocation costs	—	9	(9)	—	—
Other	—	8	—	—	8

Restructuring liability	$5	$48	$(14)	$—	$39